Equity-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Equity-Based Compensation
10.	Equity-Based Compensation
2021 Equity Incentive Plan
In connection with the IPO, on March 25, 2021, our Board of Directors adopted the 2021 Equity Incentive Plan (the “2021 Plan”). Under the 2021 Plan, employees, consultants and directors of our company and our affiliates that perform services for us are eligible to receive awards. The 2021 Plan provides for the grant of incentive stock options (“ISOs”), non-statutory
stock options (“NSOs”), stock appreciation rights, restricted shares, performance awards, other share-based awards (including restricted stock units) and other cash-based awards. ISOs may be granted only to employees, including officers. All other awards may be granted to employees, including officers, non-employee
directors and consultants. The maximum number of shares available for issuance under the 2021 Plan may not exceed
20,744,444
shares (subject to a discretionary annual increase of up to
4
% effective as of January 1 of each year for
10 years
).
IPO-Equity
Awards
Stock options
Stock options generally vest
25
% annually over
four years
and generally expire
10
years from the date of the grant. The 2021 Plan provides that stock option grants will be made at no less than the estimated fair value of common stock at the date of the grant.
The following is a summary of the stock option transactions as of and for the three and nine months ended September 30, 2021:

	Stock Options Outstanding
(amounts in thousands, except shares and per share amount)	Shares Subject to Options Outstanding	Weighted-Average Exercise Price per Option	Weighted-Average Remaining Contractual Terms (in years)	Aggregate Intrinsic Value
Balances as of December 31, 2020	—	$—
Options granted	11,123,391	18.00
Options exercised	—	—
Options forfeited / expired	—	—

Balances as of March 31, 2021	11,123,391	$18.00

Options granted	14,560	26.06
Options exercised	—	—
Options forfeited / expired	(20,227)	18.00

Balances as of June 30, 2021	11,117,724	$18.01
Options granted	68,593	20.57
Options exercised	—	—
Options forfeited / expired	(21,308)	20.33
Balances as of September 30, 2021	11,165,009	$18.02	9.42	$—

Vested	—	$—	—	$—
Exercisable as of September 30, 2021	—	$—	—	$—

Aggregate intrinsic value represents the difference between the exercise price of the option and the closing price of our common stock. The aggregate intrinsic value of options exercised for the three months ended September 30, 2021 and 2020 and the nine months ended September 30, 2021 and 2020 was
 $
0
.
The fair value of options granted during the three months ended September 30, 2021 and 2020 was
$
544
and $
0
,
respectively. The fair value of options granted during the nine months ended September 30, 2021 and 2020 was
 $
84,684
and $
0
respectively.

The weighted-average assumptions used to determine the fair value of stock options granted during the periods presented were as follows:

	Nine Months Ended September 30,
	2021	2020
Expected term (in years) (1)	6.25	N/A
Expected volatility (2)	36.3% — 41.7%	N/A
Risk-free interest rate (3)	0.9%—1.1%	N/A
Dividend yield (4)	0%	N/A
(1)
An estimated expected life of 6.25 years before exercise was used based on the midpoint of the vesting date and the full contractual term (known as the simplified method). We do not have sufficient history of exercise for similar awards.

(2)
The expected volatility for new options granted
post-IPO
was estimated based on the historical daily price changes of our peer companies’ common stock over the most recent period equal to the expected term of the option, adjusted for debt-equity leverage.

(3)	The risk-free interest rate for period equal to the expected term of the option was based on the rate of treasury securities with the same term as the option as of the grant date.
(4)	An expected dividend yield of 0% was used because we have not historically paid dividends.
Restricted Stock Awards
New restricted stock awards (“RSAs”) granted generally vest
25
% annually over
four years
. RSAs converted from
Pre-IPO
awards generally vest on the later of the fourth anniversary of the original vesting commencement date or
50
% annually on the first and second anniversary of the IPO (see
“Pre-IPO
Equity” and “Modifications” sections below for details).
The following is a summary of RSA transactions as of and for the three and nine months ended September 30, 2021:

	Restricted Shares	Weighted-Average Grant Date Fair Value
Unvested and outstanding as of December 31, 2020	—	$—
Converted	10,348,789	7.85
Granted	214,669	18.00
Vested	—	—

Unvested and outstanding as of March 31, 2021	10,563,458	$8.05

Converted	—	—
Granted	—	—
Vested	(192,578)	0.38

Unvested and outstanding as of June 30, 2021	10,370,880	$8.20

Converted	—	—
Granted	—	—
Vested	(1,403,855)	1.38
Forfeited	(22,946)	5.97

Unvested and outstanding as of September 30, 2021	8,944,079	$9.27

Restricted Stock Units
Restricted stock units (“RSU”) generally vest
25
% annually over four years.
The following is a summary of RSU transactions as of and for the three and nine months ended September 30, 2021:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Unvested and outstanding as of December 31, 2020	—	$—
Granted	1,517,000	18.00
Vested	—	—

Unvested and outstanding as of March 31, 2021	1,517,000	$18.00

Granted	148,892	24.08
Vested	—	—
Cancelled/forfeited	(28,442)	18.27

Unvested and outstanding as of June 30, 2021	1,637,450	$18.55

Granted	70,302	18.43
Vested	—	—
Cancelled/forfeited	(15,240)	19.49

Unvested and outstanding as of September 30, 2021	1,692,512	$18.54

Non-Employee
Awards
D
uring the three and nine months ended September 30, 2021, total payment of
$
0
and $
10,328
, respectively, under the Company’s Stock Payment arrangement, as discussed in Note 2, was settled upon our successful IPO in
573,782
shares of our common stock at $
18
per share with
214,669
of such common stock restricted and vesting over of a performance period of four years. The unrecognized stock compensation related to these RSAs of $
2,822
will be recognized over a graded vesting schedule over the performance period of the award.
Pre-IPO
equity
Our Parent issued Incentive Units to certain employees, board members, and advisors, which were profits interests issued in Class B and Class C units. As of the IPO, only the time-vesting portion of Class B Incentive Units were fully vested.
In 2014, Alignment Healthcare Holdings, LLC’s Board of Directors adopted a Stock Appreciation Rights Plan (“SARs Plan”), under which Alignment Healthcare Holdings, LLC had granted awards in the form of SARs to employees, officers, directors, consultants, and other service providers of the Company.
Stock Appreciation Rights
80% of each SAR award vested 25% annually over four years and only becomes payable to the extent vested upon a qualified change in control (“Time-vesting SARs”), while the remaining 20% vests concurrent to the change in control (“Performance-vesting SARs”). The IPO was no
t considered a change in control under the original terms of the SARs. We have the option to settle SARs in either cash or equity upon an IPO.
In conjunction with the IPO, on March 24, 2021, the Company modified the Performance-vesting SARs to be converted into RSAs which vest 50% annually on each of the first and second anniversaries of the IPO. Vested Time-vesting SARs were settled approximately 50% in cash and 50% in common stock. The conversion of SARs resulted in the issuance of 300,489 RSAs.

The following table is a summary of SARs transactions as of and for the three months ended March 31, 2021. There was no
activity related to the SARs subsequent to March 31, 2021 as the SARs were settled during the three months ended March 31, 2021.

SARs
Balance as of December 31, 2020	179,925
Granted	—
Canceled	(11,800)
Cash settlement or converted into common stock	(168,125)

Unvested and outstanding as of March 31, 2021	—

Incentive Units
A portion of Incentive Units vest annually over four years (“Time-vesting Incentive Units”) and the remaining Incentive Units vest upon a change in control (“Performance-vesting Incentives Units”). The IPO was not considered a change in control under the original terms of the Incentive Units.
The following table summarizes the equity-based awards activity as if the Series B and C Incentive Units were converted to RSA and common stock at the earliest period presented. There was no
activity related to these Incentive Units subsequent to March 31, 2021 as these Incentive Units were converted to common stock and RSAs during the three months ended March 31, 2021.

Equivalent Shares of RSA and Common Stock
Balance as of December 31, 2020	23,882,595
Granted	—
Canceled	—
Redeemed	(231,313)
Converted into common stock	(13,602,982)
Converted into unvested RSAs	(10,048,300)

Balance as of March 31, 2021	—

Equivalent Shares of RSA and Common Stock
Balance as of December 31, 2019	22,185,514
Granted	—
Canceled	(324,330)
Redeemed	—

Balance as of March 31, 2020	21,861,184

Granted	192,023
Canceled	—
Redeemed	—

Balance as of June 30, 2020	22,053,207

Granted	2,494,204
Canceled	(492,769)
Redeemed	—

Balance as of September 30, 2020	24,054,642

The following table summarizes unvested equity-based awards activity as if the Series B and C Incentive Units were converted to restricted common stock at the earliest period presented:

Equivalent Shares of Restricted Common Stock
Balance as of December 31, 2020	11,805,828
Granted	—
Vested	(1,757,528)
Converted into unvested RSAs	(10,048,300)

Balance as of March 31, 2021	—

Equivalent Shares of Restricted Common Stock
Balance as of December 31, 2019	12,856,273
Granted	—
Vested	(1,988,819)

Balance as of March 31, 2020	10,867,454

Granted	192,023
Vested	(175,087)

Balance as of June 30, 2020	10,884,390

Granted	2,494,204
Vested	(1,219,915)

Balance as of September 30, 2020	12,158,679

Modifications
In conjunction with the Reorganization, the conversion of the Incentive Units into our RSAs was made pursuant to antidilution provisions of the original awards which required the award holders to be kept whole. As a result, there was no incremental compensation cost associated with the conversion.
In conjunction with the IPO, the Company modified the Time-vesting Incentive Units to be converted into RSAs and subject to the same time-vesting conditions upon the IPO, and modified the Performance-vesting SARs and Performance-vesting Incentive Units to be converted into RSAs which vest upon the later of the fourth anniversary of the original vesting commencement date or 50% annually on the first and second anniversary of the IPO.
Historically, no equity-based compensation expense was recognized for the SARs or Performance-vesting Incentive Units as the change in control was not probable.
As a result of the conversion and modification, we determined that the RSAs converted from the Performance-vesting SARs and the Performance-vesting Incentive Units should be remeasured as of the date of the modification (March 25, 2021).
The RSAs converted from the SARs were previously classified as liabilities and subject to remeasurement at fair value each reporting period. After the modification the converted RSAs were classified as equity, and were measured using the IPO stock price which will be recognized over the remaining modified vesting periods.

Equity-Based Compensation Expense
We recognized equity-based compensation expense as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(amounts in thousands)	2021	2020	2021	2020
Cash settlement of SARs	$—	$—	$11,399	$—
Modification charge from performance-based Incentive Units and SARs	—	—	921	—
Other	30,511	304	80,865	980

Total equity-based compensation expense	$30,511	$304	$93,185	$980

Total equity-based compensation expense was presented on the condensed statement of operations as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(amounts in thousands)	2021	2020	2021	2020
Selling, general and administrative expenses	$28,076	$304	$81,727	$980
Medical expenses	2,435	—	11,458	—

Total equity-based compensation expense	$30,511	$304	$93,185	$980

As of September 30, 2021, there was
$142,040
in unrecognized compensation expense related to all
non-vested
awards (RSAs, options and RSUs) that will be recognized over the weighted-average period of 2.73 years.

10.	EQUITY-BASED COMPENSATION
Our Parent granted its Class B units to certain of our executives and board members. The initial Class B units granted vest 20% upon grant; 60% are time-based awards vesting on the 2nd, 3rd, and 4th grant-date anniversary; and 20% contain a performance condition that vests upon a change in control. Class B units granted after 2015 have similar terms, but 80% vest over four years commencing on the 1st anniversary date and 20% vest upon a change in control. The management unitholder agreement specifies automatic cancellation and call features that apply in the event of an employee’s termination of employment.
Beginning in 2017, the Parent issued its Class C units with similar terms to the Class B units to certain of our employees, board members, and certain advisors. The Class B units and Class C units do not have termination dates. There were 17,309,769 authorized Class C units for issuance, of which 212,769 and 2,975,369 remained unissued as of December 31, 2020 and 2019, respectively.
Upon a change of control, all of the outstanding Class B units and Class C units would vest, subject to the holder’s unitholder agreement and the Limited Partnership Agreement (“LPA”). For this purpose, change of control means:

(i)
A sale of all or substantially all assets of the Parent, our, or Alignment Healthcare USA, LLC (collectively, the “Entities”) for cash or marketable securities to a person other than the majority shareholder;

(ii)	A dissolution or liquidation of the Parent (except in connection with an initial public offering (“IPO”)); or

(iii)	A transaction in which a person other than the majority shareholder becomes the beneficial owner of more than 50% of the voting interests of an Entity.
Upon an IPO, subject to the holder’s unitholder agreement and the LPA, a portion of the outstanding time- vesting Class B units and Class C units would vest based on any proceeds received by the majority shareholder in connection with the IPO. Furthermore, in connection with a dissolution of the Parent in connection with an IPO, the majority shareholder may treat the vesting of the stock of the corporation distributed in such IPO (e.g., the public company) in respect of any transaction-vesting Class B units and Class C units in the same manner.

These Class B units and Class C units are intended as incentive units and were issued as profits interests. As such, the Class B and Class C units are accounted for as equity awards using the fair value method, which requires the measurement and recognition of equity-based compensation expense for all awards made to our employees based upon the grant-date fair value. The fair value of each equity award is estimated on the date of grant using the Black-Scholes closed-form option valuation model based on the following assumptions at December 31, 2020 and 2019:

	2020	2019
Risk-free rate	0.1% - 0.2%	1.69%
Volatility	30.0 - 50.0%	35.00%
Dividend yield	—	—
The risk-free rate was based on the US Treasury Strip yields in effect at the time of grant with maturity dates approximately equal to the expected life ranging between 0.6 to 1.5 years, for the Class B and Class C units, respectively, for the year ended December 31, 2020 and 2.0 years and 1.5 years for Class B and Class C units, respectively, for the year ended at December 31, 2019.
Prior to September 2020, we calculated equity value based on an income and market approach. Based on the expected liquidation event, the option price model was utilized to allocate equity and calculate the price per share for the Series A Units, B Units, C Units and SARs. A marketability discount was applied to each share class, which was also calculated based on the expected liquidation event at the time.
In September 2020, we began to apply a probability weighted expected return method, where equity values were calculated based on a waterfall under the IPO scenario and option pricing model under the non-IPO
scenario. As of September 30, 2020 and December 31, 2020, each equity value was weighted based on an estimated probability of occurrence of a specified liquidity event and utilized the expected timing of such a liquidity event. A marketability discount of 4.5%—29.0% and 5.0%—28.5% was used, depending on the security and IPO or non-IPO
scenario, as of September 30, 2020 and December 31, 2020, respectively.
Expected dividend yield was assumed to be zero as we are not required to pay dividends. Forfeitures are recognized as they occur.
The weighted-average exercise price for the Class B and Class C units that were redeemed was $0 and $5.13, respectively, as of December 31, 2020 and $4.70 and $1.75, respectively, as of December 31, 2019. There were no Class B units redeemed during 2020.
Changes in the status of Class B units for the year ended December 31, 2020 and 2019, were as follows:

	2020
	(amounts in thousands, except for units and per unit data)
	Units	Weighted- Average Grant-Date Fair Value	Amount
Outstanding—beginning of year	4,281,822	$1.75	$7,493
Granted	—	—	—
Redeemed	—	—	—

Outstanding—end of year	4,281,822	$1.75	$7,493

Vested	3,465,409	$1.75	$6,064
Unvested	816,413	1.75	1,429

	4,281,822	$1.75	$7,493

	2019
	(amounts in thousands, except for units and per unit data)
	Units	Weighted- Grant-Date Fair Value	Amount
Outstanding—beginning of year	4,338,065	$1.75	$7,592
Granted	—	—	—
Redeemed	(56,243)	1.75	(99)

Outstanding—end of year	4,281,822	$1.75	$7,493

Vested	3,453,931	$1.75	$6,044
Unvested	827,891	1.75	1,449

	4,281,822	$1.75	$7,493

Unvested compensation expense for time-based Class B units was $0 and $2 as of December 31, 2020 and 2019, respectively, and are expected to vest over a weighted-average remaining term of 0 years and 0.01 years, respectively.
Changes in the status of Class C units for the year presented were as follows:

	2020
	(amounts in thousands, except for units and per unit data)
	Units	Weighted- Average Grant-Date Fair Value	Amount
Outstanding—beginning of year	14,334,400	$0.41	$5,902
Granted	3,380,000	1.81	6,122
Canceled	(585,400)	0.58	(337)
Redeemed	(32,000)	0.83	(27)

Outstanding—end of year	17,097,000	$0.68	$11,660

Vested	6,311,450	$0.34	$2,127
Unvested	10,785,550	0.88	9,533

	17,097,000	$0.68	$11,660

	2019
	(amounts in thousands, except for units and per unit data)
	Units	Weighted- Average Grant-Date Fair Value	Amount
Outstanding—beginning of year	11,062,600	$0.26	$2,894
Granted	5,091,000	0.67	3,395
Canceled	(1,708,800)	0.22	(384)
Redeemed	(110,400)	0.25	(28)

Outstanding—end of year	14,334,400	$0.41	$5,877

Vested	3,535,800	$0.30	$1,055
Unvested	10,798,600	0.45	4,822

	14,334,400	$0.41	$5,877

Unvested compensation expense for time-based Class C units was $8,403 and $2,115 as of December 31, 2020 and 2019, respectively, and are expected to vest over a weighted-average remaining term of 2.43 years and 2.13 years, respectively.
We recorded compensation expense of $2 and $4 related to Class B units, and $2,122 and $1,153 related to the Class C units, for the year ended December 31, 2020 and 2019, respectively, within selling general, and administrative expenses in the consolidated statement of operations. The compensation expense recorded relates to the time-based vested units. Performance-based vesting is contingent upon a change in control or liquidity event, which is not considered probable as of December 31, 2020 and 2019, and accordingly, no compensation expense was recorded.
Stock Appreciation Rights
The Parent approved the Alignment Healthcare Holdings, LLC Stock Appreciation Rights (“SARs”) Plan in December 2014. There were 350,000 SARs awards authorized for issuance, of which 170,075 and 153,375 remained unissued at December 31, 2020 and 2019.
Under the SARs Plan, we granted awards to certain executives and management to entitle the holder to a payment in cash (or in certain circumstances marketable securities) equal to an appreciation in the value of the membership units. 80% of each SARs award time vests over a four-year vesting schedule and can only become payable to the extent vested upon a qualified change in control or IPO, while the remaining 20% vests concurrent to the change in control. The SAR awards can only be cash settled upon a change in control or IPO.
The change of control and IPO is pursuant and subject to the terms and conditions of the SARs Plan and must occur prior to December 31, 2024, when the SARs Plan expires.
Upon a change of control (a) all of the outstanding SARs held by persons employed through the change of control would vest and (b) all vested SARs would become payable in cash or marketable securities. For this purpose, a change of control means either:

(i)	A sale of all or substantially all assets of the Entities for cash or marketable securities to a person other than the majority shareholder,

(ii)	A dissolution or liquidation of the Parent, or

(iii)	A transaction in which a person other than the majority shareholder becomes the beneficial owner more than 50% of the voting interests of an Entity in exchange for cash or marketable securities.
Each change in control, as defined above, is subject to a requirement that the event giving rise to such change of control satisfies the definition of a change in the ownership or effective control of a corporation, or a change in the ownership of a substantial portion of the assets of a corporation pursuant to Section 409A of the Internal Revenue Code.
Upon an IPO (a) subject to the holder’s continuous employment through the IPO, a percentage of the holder’s unvested time-vesting SARs would vest based on any proceeds received by the sponsors in connection with the IPO (such percentage is in the Board’s discretion and could be zero) and (b) the vested SARs would become payable either in cash or marketable securities.
The awards qualify for liability accounting based on the cash settlement requirement upon occurrence of a change in control or IPO. Since a change in control or IPO has not occurred as of December 31, 2020 and 2019, there were no vested SARs that were payable. Further, no compensation expense has been recorded related to the SARs as the liability settlement is contingent upon a change in control or liquidity event, which is not considered probable as of December 31, 2020 or 2019. Compensation expense related to the SARs would be recorded at fair value upon an occurrence of an IPO or a change in control as defined above.

Changes in the status of SARs for the year presented were as follows:

Units
Outstanding at January 1, 2019	230,675
Expired	(17,550)
Canceled	(16,500)

Outstanding at December 31, 2019	196,625
Expired	(3,200)
Canceled	(13,500)

Outstanding at December 31, 2020	179,925

Return of Capital
Beginning in 2018, the Parent redeemed fully vested Class B and Class C units from certain individuals. In 2020 and 2019, the amount we redeemed and paid was $1,505 and $1,981, respectively. The amount paid by us for our Parent’s redemption of these units represents return of capital to the Parent and was recognized as a reduction to member’s equity.
Capital Contribution
In February 2020, the Parent entered into a unit purchase agreement with multiple investors, pursuant to which such investors acquired
Class A-1
Limited Partnership Units in the Parent. The aggregate cash purchase price paid and contributed to the Parent was $135,000 (the “Purchase Price”). The cash representing the Purchase Price was concurrently contributed to us by the Parent in exchange for 65,047 shares of membership units. Capital issuance costs incurred was $3,371, which was netted within capital contributions reported in member’s equity as of December 31, 2020.